Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue	$ 361,374	$ 470,170	$ 1,473,427	$ 19,365,354
Investment income (loss)	(505,535)	(713,983)	(508,985)	17,618,370
Sino Bioway Biotech Group Holding Limited | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	0	252	796	830
Dalian Jin Gang Group | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	21	22	23	21
Keyvac Biyolojik Urunler Sanayi ve Ticaret | Related Party [Member]
Related Party Transaction [Line Items]
Interest income	876	0	0	0
Keyvac Biyolojik Urunler Sanayi ve Ticaret | Related Party [Member] | Vaccines Sales
Related Party Transaction [Line Items]
Revenue	10,980	0	(0)	0
Synermore Biologics (Suzhou) Co., Ltd. | Related Party [Member]
Related Party Transaction [Line Items]
Interest income	263	0	(0)	0
Synermore Biologics (Suzhou) Co., Ltd. | Related Party [Member] | Vaccine Pharmacovigilance Services
Related Party Transaction [Line Items]
Revenue	$ 206	$ 0	$ 0	$ 0